Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital		Accumulated losses	Total
Balance at Dec. 31, 2022		$ 43	$ 23,346		$ (13,409)	$ 9,980
Balance (in Shares) at Dec. 31, 2022	[1]	62,707
CHANGES DURING THE YEAR 2023:
Ordinary shares issued in the public offering, net of issuance cost		$ 11	1,659			1,670
Ordinary shares issued in the public offering, net of issuance cost (in Shares)	[1]	18,519
Issuance of ordinary shares to April 2021 investors (Note 10)		$ 1	(1)
Issuance of ordinary shares to April 2021 investors (Note 10) (in Shares)	[1]	705
Exercise of warrants		$ 2	1,447			1,449
Exercise of warrants (in Shares)	[1]	3,017
Share-based compensation			241			241
Comprehensive and net loss					(7,814)	(7,814)
Balance at Dec. 31, 2023		$ 57	26,692		(21,223)	5,526
Balance (in Shares) at Dec. 31, 2023	[1]	84,948
CHANGES DURING THE YEAR 2023:
Issuance of ordinary shares associated with the SEPA (Note 1.d)		$ 10	4,343			4,353
Issuance of ordinary shares associated with the SEPA (Note 1.d) (in Shares)	[1]	102,392
Issuance of units of ordinary shares, pre-funded warrants and warrants under registered direct offering			1,578			1,578
Issuance of units of ordinary shares, pre-funded warrants and warrants under registered direct offering (in Shares)	[1]	42,500
Issuance of ordinary shares to service provider			100			100
Issuance of ordinary shares to service provider (in Shares)	[1]	3,255
Issuance of ordinary shares for the reverse share split process
Issuance of ordinary shares for the reverse share split process (in Shares)	[1]	2,726
Share-based compensation			182			182
Comprehensive and net loss					(7,879)	(7,879)
Balance at Dec. 31, 2024		$ 67	32,895		(29,102)	3,860
Balance (in Shares) at Dec. 31, 2024	[1]	235,821
CHANGES DURING THE YEAR 2023:
Exercise of pre-funded warrants into ordinary shares (see note 10.a.5)
Exercise of pre-funded warrants into ordinary shares (see note 10.a.5) (in Shares)	[1]	26,000
Issuance of ordinary shares associated with best-efforts offering (see note 10.a.7)			2,200			2,200
Issuance of ordinary shares associated with best-efforts offering (see note 10.a.7) (in Shares)	[1]	208,333
Issuance of ordinary shares for the reverse share split process
Issuance of ordinary shares for the reverse share split process (in Shares)	[1]	224
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 10.a.8)			1,041			1,041
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 10.a.8) (in Shares)	[1]	276,833
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 10.a.9)			2,184			2,184
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 10.a.9) (in Shares)	[1]	553,667
Issuance of ordinary shares under registered direct offering (see note 10.a.10)			3,519			3,519
Issuance of ordinary shares under registered direct offering (see note 10.a.10) (in Shares)	[1]	333,333
Issuance of ordinary shares under registered direct offering (see note 10.a.11)			3,549			3,549
Issuance of ordinary shares under registered direct offering (see note 10.a.11) (in Shares)	[1]	223,333
Issuance of ordinary shares under registered direct offering (see note 10.a.12)			2,887			2,887
Issuance of ordinary shares under registered direct offering (see note 10.a.12) (in Shares)	[1]	410,000
Issuance of shares associated with warrant exercise inducement transaction (see note 10.a.13)	[2]		5,144			5,144
Issuance of shares associated with warrant exercise inducement transaction (see note 10.a.13) (in Shares)	[1],[2]	447,000
Issuance of ordinary shares during the period under ATM offering program (see note 10.a.14)			1,185			1,185
Issuance of ordinary shares during the period under ATM offering program (see note 10.a.14) (in Shares)	[1]	112,079
Share-based compensation			1,091			1,091
Issuance of ordinary shares from an exercise of options and upon vesting of restricted share units (“RSUs”)				[1]			[1]
Issuance of ordinary shares from an exercise of options and upon vesting of restricted share units (“RSUs”) (in Shares)	[1]	56,179
Comprehensive and net loss					(8,107)	(8,107)
Balance at Dec. 31, 2025		$ 67	$ 55,695		$ (37,209)	$ 18,553
Balance (in Shares) at Dec. 31, 2025	[1]	2,882,802

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits.
[2]	Represents the aggregate fair value of 1,107,333 ordinary shares, which includes 447,000 ordinary shares that have been issues and 660,333 ordinary shares held in abeyance. (see note 10.a.13)